Leuthold Core Investment Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 69.9%		Shares	Value
Banks - 3.3%
Bank of America Corp.		98,566	$3,919,970
Canadian Imperial Bank of Commerce		59,914	2,848,312
JPMorgan Chase & Co.		19,679	3,980,274
M&T Bank Corp.		12,877	1,949,063
Old National Bancorp/IN		108,159	1,859,253
Wells Fargo & Co.		62,316	3,700,947
			18,257,819

Capital Markets - 2.0%
Goldman Sachs Group, Inc.		8,964	4,054,597
Morgan Stanley		40,502	3,936,389
Nomura Holdings, Inc. - ADR		490,342	2,834,177
			10,825,163

Chemicals - 0.0%(a)
China Lumena New Materials Corp.(b)(c)		20,950	0

Communications Equipment - 0.6%
Cisco Systems, Inc.		68,935	3,275,102

Construction Materials - 2.9%
Cemex SAB de CV - ADR		369,207	2,359,233
CRH PLC		62,890	4,715,492
Eagle Materials, Inc.		13,690	2,977,028
Martin Marietta Materials, Inc.		5,768	3,125,102
Summit Materials, Inc. - Class A(c)		72,410	2,650,930
			15,827,785

Distributors - 0.5%
LKQ Corp.		58,581	2,436,384

Diversified Telecommunication Services - 0.5%
AT&T, Inc.		128,604	2,457,622

Electrical Equipment - 0.2%
NEXTracker, Inc. - Class A(c)		26,411	1,238,148

Electronic Equipment, Instruments & Components - 2.5%
Flex, Ltd.(c)		151,630	4,471,569
Jabil, Inc.		45,864	4,989,544
TE Connectivity Ltd.		29,742	4,474,089
			13,935,202

Entertainment - 1.3%
Netflix, Inc.(c)		10,910	7,362,941

Financial Services - 3.1%
Berkshire Hathaway, Inc. - Class B(c)		9,323	3,792,596
Mastercard, Inc. - Class A		11,952	5,272,744
NMI Holdings, Inc. - Class A(c)		59,895	2,038,826
Radian Group, Inc.		62,796	1,952,956
Visa, Inc. - Class A		15,913	4,176,685
			17,233,807

Health Care Providers & Services - 8.2%
Cardinal Health, Inc.		46,073	4,529,897
Cencora, Inc.		22,932	5,166,580
Centene Corp.(c)		43,918	2,911,763
Elevance Health, Inc.		8,825	4,781,915
Encompass Health Corp.		22,974	1,970,940
HCA Healthcare, Inc.		11,814	3,795,602
Humana, Inc.		5,258	1,964,652
McKesson Corp.		11,675	6,818,667
Select Medical Holdings Corp.		57,541	2,017,387
Tenet Healthcare Corp.(c)		21,681	2,884,223
UnitedHealth Group, Inc.		11,462	5,837,138
Universal Health Services, Inc. - Class B		13,773	2,547,041
			45,225,805

Household Durables - 6.1%
D.R. Horton, Inc.		49,200	6,933,756
KB Home		36,274	2,545,709
Lennar Corp. - Class A		29,186	4,374,106
Meritage Homes Corp.		21,125	3,419,081
PulteGroup, Inc.		75,189	8,278,309
Taylor Morrison Home Corp.(c)		54,759	3,035,839
Toll Brothers, Inc.		45,447	5,234,586
			33,821,386

Insurance - 4.1%
Assurant, Inc.		12,839	2,134,484
Chubb Ltd.		7,590	1,936,057
Everest Group Ltd.		10,771	4,103,966
Hartford Financial Services Group, Inc.		19,583	1,968,875
Markel Group, Inc.(c)		1,300	2,048,358
Reinsurance Group of America, Inc.		28,839	5,919,782
RenaissanceRe Holdings, Ltd.		20,430	4,566,309
			22,677,831

Interactive Media & Services - 6.4%
Alphabet, Inc. - Class A		62,803	11,439,566
Cargurus, Inc.(c)		101,094	2,648,663
IAC, Inc.(c)		40,917	1,916,961
Match Group, Inc.(c)		84,549	2,568,599
Meta Platforms, Inc. - Class A		26,685	13,455,111
Shutterstock, Inc.		45,339	1,754,619
Yelp, Inc.(c)		44,306	1,637,107
			35,420,626

Machinery - 2.6%
AGCO Corp.		9,312	911,459
Allison Transmission Holdings, Inc.		28,283	2,146,680
Caterpillar, Inc.		8,964	2,985,908
Cummins, Inc.		4,795	1,327,879
Deere & Co.		6,115	2,284,747
PACCAR, Inc.		28,769	2,961,481
Terex Corp.		28,839	1,581,531
			14,199,685

Media - 0.6%
Comcast Corp. - Class A		89,991	3,524,047

Oil, Gas & Consumable Fuels - 1.9%
Exxon Mobil Corp.		48,018	5,527,832
Shell PLC - ADR		70,047	5,055,993
			10,583,825

Semiconductors & Semiconductor Equipment - 5.8%
Applied Materials, Inc.		47,708	11,258,611
KLA Corp.		8,804	7,258,986
Lam Research Corp.		12,677	13,499,103
			32,016,700

Software - 7.7%
Adobe, Inc.(c)		6,393	3,551,567
Check Point Software Technologies, Ltd.(c)		22,515	3,714,975
Dolby Laboratories, Inc. - Class A		26,824	2,125,266
Fortinet, Inc.(c)		46,907	2,827,085
Microsoft Corp.		43,154	19,287,680
Oracle Corp.		51,493	7,270,812
Progress Software Corp.		25,295	1,372,507
Qualys, Inc.(c)		17,929	2,556,675
			42,706,567

Specialty Retail - 2.8%
American Eagle Outfitters, Inc.		97,923	1,954,543
Caleres, Inc.		46,404	1,559,174
Gap, Inc.		92,421	2,207,938
Ross Stores, Inc.		23,706	3,444,956
TJX Cos., Inc.		38,683	4,258,998
Urban Outfitters, Inc.(c)		43,841	1,799,673
			15,225,282

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.		61,222	12,894,578

Trading Companies & Distributors - 3.6%
AerCap Holdings NV		44,613	4,157,932
Boise Cascade Co.		14,802	1,764,694
GMS, Inc.(c)		21,334	1,719,734
MSC Industrial Direct Co., Inc. - Class A		11,397	903,896
Rush Enterprises, Inc. - Class A		38,359	1,606,091
United Rentals, Inc.		10,493	6,786,138
WESCO International, Inc.		19,805	3,139,489
			20,077,974

Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc.		27,796	4,897,099
TOTAL COMMON STOCKS (Cost $234,286,034)			386,121,378

EXCHANGE TRADED FUNDS - 10.5%
Invesco CurrencyShares Japanese Yen Trust(c)		52,225	3,004,243
iShares 0-5 Year High Yield Corporate Bond ETF		124,214	5,241,831
iShares 5-10 Year Investment Grade Corporate Bond ETF		221,837	11,371,365
iShares Core Japan Government Bond ETF		215,000	3,123,722
iShares International Treasury Bond ETF(c)		176,215	6,803,661
iShares MBS ETF		63,040	5,787,703
Simplify MBS ETF		109,367	5,507,722
SPDR Bloomberg International Treasury Bond ETF		256,917	5,505,731
SPDR Portfolio Intermediate Term Corporate Bond ETF		237,272	7,725,576
VanEck J. P. Morgan EM Local Currency Bond ETF		160,715	3,821,803
TOTAL EXCHANGE TRADED FUNDS (Cost $58,245,576)			57,893,357

U.S. TREASURY SECURITIES - 1.8%		Par
United States Treasury Note/Bond, 3.88%, 08/15/2033		10,300,000	9,929,441
TOTAL U.S. TREASURY SECURITIES (Cost $9,951,462)			9,929,441

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.6%
French Republic Government Bond OAT, 3.00%, 05/25/2033 (d)	EUR	8,500,000	8,961,645
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $8,904,390)			8,961,645

CORPORATE BONDS - 0.9%
Banks - 0.9%
JPMorgan Chase & Co., 1.50%, 01/27/2025	EUR	4,600,000	4,864,817
TOTAL CORPORATE BONDS (Cost $5,173,344)			4,864,817

SHORT-TERM INVESTMENTS - 14.3%
Money Market Funds - 12.3%		Shares
Fidelity Government Portfolio - Class Institutional, 5.21%(e)(g)		67,814,556	67,814,556

U.S. Treasury Bills - 2.0%		Par
5.30%, 07/11/2024(f)(g)		11,000,000	10,984,019
TOTAL SHORT-TERM INVESTMENTS (Cost $78,798,575)			78,798,575

TOTAL INVESTMENTS - 99.0% (Cost $395,359,381)			$546,569,213
Other Assets in Excess of Liabilities - 1.0%			5,796,851
TOTAL NET ASSETS - 100.0%			$552,366,064

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

EUR - Euro

(a)	Represents less than 0.05% of net assets.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(c)	Non-income producing security.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $8,961,645 or 1.6% of the Fund’s net assets.

(e)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(f)	The rate shown is the effective yield as of June 30, 2024.
(g)	All or a portion of security has been pledged as collateral for open securities sold short.

Leuthold Core Investment Fund
Schedule of Securities Sold Short(a)
as of June 30, 2024 (Unaudited)

COMMON STOCKS - (9.1)%	Shares	Value
Aerospace & Defense - (0.6)%
Axon Enterprise, Inc.	(2,812)	$(827,403)
Boeing Co.	(4,305)	(783,553)
HEICO Corp.	(2,017)	(451,021)
L3Harris Technologies, Inc.	(3,644)	(818,370)
Spirit AeroSystems Holdings, Inc. - Class A	(10,843)	(356,409)
		(3,236,756)

Air Freight & Logistics - (0.2)%
CH Robinson Worldwide, Inc.	(4,034)	(355,476)
United Parcel Service, Inc. - Class B	(5,080)	(695,198)
		(1,050,674)

Automobile Components - (0.1)%
Dana, Inc.	(28,226)	(342,099)
Magna International, Inc.	(6,633)	(277,923)
		(620,022)

Automobiles - (0.1)%
Tesla, Inc.	(3,503)	(693,174)

Beverages - (0.1)%
Brown-Forman Corp. - Class B	(14,280)	(616,753)

Biotechnology - (0.1)%
GRAIL, Inc.	(888)	(13,649)
Moderna, Inc.	(6,448)	(765,700)
		(779,349)

Capital Markets - (0.4)%
FactSet Research Systems, Inc.	(829)	(338,456)
MarketAxess Holdings, Inc.	(1,947)	(390,432)
MSCI, Inc.	(1,426)	(686,975)
Nasdaq, Inc.	(11,420)	(688,169)
		(2,104,032)

Chemicals - (0.4)%
Air Products and Chemicals, Inc.	(2,941)	(758,925)
Albemarle Corp.	(6,217)	(593,848)
International Flavors & Fragrances, Inc.	(5,502)	(523,845)
Stepan Co.	(3,960)	(332,482)
		(2,209,100)

Commercial Services & Supplies - (0.4)%
ACV Auctions, Inc. - Class A	(19,227)	(350,893)
Casella Waste Systems, Inc. - Class A	(4,620)	(458,396)
GFL Environmental, Inc.	(11,052)	(430,254)
Rollins, Inc.	(16,859)	(822,551)
		(2,062,094)

Communications Equipment - (0.0)%(b)
Viasat, Inc.	(13,714)	(174,168)

Consumer Staples Distribution & Retail - (0.1)%
Chefs' Warehouse, Inc.	(14,260)	(557,709)

Electric Utilities - (0.1)%
NextEra Energy, Inc.	(9,058)	(641,397)

Electrical Equipment - (0.2)%
Emerson Electric Co.	(6,477)	(713,506)
Shoals Technologies Group, Inc. - Class A	(27,108)	(169,154)
		(882,660)

Electronic Equipment, Instruments & Components - (0.2)%
Advanced Energy Industries, Inc.	(3,286)	(357,386)
Cognex Corp.	(10,307)	(481,955)
		(839,341)

Energy Equipment & Services - (0.1)%
Patterson-UTI Energy, Inc.	(31,285)	(324,113)
Valaris Ltd.	(5,371)	(400,139)
		(724,252)

Entertainment - (0.2)%
ROBLOX Corp. - Class A	(17,839)	(663,789)
Take-Two Interactive Software, Inc.	(4,291)	(667,208)
		(1,330,997)

Financial Services - (0.0)%(b)
Remitly Global, Inc.	(19,756)	(239,443)

Ground Transportation - (0.4)%
JB Hunt Transport Services, Inc.	(3,426)	(548,160)
Knight-Swift Transportation Holdings, Inc.	(6,482)	(323,581)
Norfolk Southern Corp.	(2,897)	(621,957)
Old Dominion Freight Line, Inc.	(3,440)	(607,504)
		(2,101,202)

Health Care Equipment & Supplies - (0.9)%
Becton Dickinson & Co.	(3,243)	(757,922)
Dexcom, Inc.	(5,566)	(631,073)
Globus Medical, Inc. - Class A	(7,955)	(544,838)
Intuitive Surgical, Inc.	(1,831)	(814,520)
Masimo Corp.	(4,031)	(507,664)
ResMed, Inc.	(4,505)	(862,347)
STAAR Surgical Co.	(11,919)	(567,464)
		(4,685,828)

Hotels, Restaurants & Leisure - (0.6)%
Aramark	(12,703)	(432,156)
Churchill Downs, Inc.	(3,146)	(439,182)
Dutch Bros, Inc. - Class A	(11,496)	(475,934)
Planet Fitness, Inc. - Class A	(5,577)	(410,412)
Restaurant Brands International, Inc.	(10,044)	(706,796)
Six Flags Entertainment Corp.	(11,472)	(380,182)
Vail Resorts, Inc.	(1,575)	(283,705)
		(3,128,367)

Household Durables - (0.1)%
Skyline Champion Corp.	(4,398)	(297,964)

Household Products - (0.1)%
Clorox Co.	(5,295)	(722,609)

Independent Power and Renewable Electricity Producers - (0.1)%
AES Corp.	(23,742)	(417,147)
Ormat Technologies, Inc.	(4,125)	(295,762)
		(712,909)

Insurance - (0.3)%
Aon PLC - Class A	(2,123)	(623,270)
Arthur J. Gallagher & Co.	(2,853)	(739,811)
Ryan Specialty Holdings, Inc.	(6,493)	(376,010)
		(1,739,091)

IT Services - (0.1)%
MongoDB, Inc.	(2,027)	(506,669)

Life Sciences Tools & Services - (0.3)%
Bio-Techne Corp.	(4,578)	(328,014)
Illumina, Inc.	(5,328)	(556,137)
Repligen Corp.	(2,441)	(307,712)
Revvity, Inc.	(3,318)	(347,925)
		(1,539,788)

Machinery - (0.3)%
Barnes Group, Inc.	(9,495)	(393,188)
Hillenbrand, Inc.	(7,302)	(292,226)
Toro Co.	(3,506)	(327,846)
Xylem, Inc./NY	(5,159)	(699,715)
		(1,712,975)

Metals & Mining - (0.5)%
Alcoa Corp.	(8,289)	(329,736)
Franco-Nevada Corp.	(6,309)	(747,743)
MP Materials Corp.	(16,310)	(207,626)
Newmont Corp.	(19,638)	(822,243)
Teck Resources Ltd. - Class B	(16,265)	(779,094)
		(2,886,442)

Oil, Gas & Consumable Fuels - (0.6)%
Chevron Corp.	(4,511)	(705,611)
EQT Corp.	(16,880)	(624,222)
New Fortress Energy, Inc.	(12,582)	(276,552)
Occidental Petroleum Corp.	(11,419)	(719,740)
Talos Energy, Inc.	(23,876)	(290,093)
Texas Pacific Land Corp.	(1,287)	(945,006)
		(3,561,224)

Passenger Airlines - (0.2)%
Alaska Air Group, Inc.	(9,213)	(372,205)
Southwest Airlines Co.	(21,887)	(626,187)
		(998,392)

Personal Care Products - (0.2)%
Estee Lauder Cos., Inc. - Class A	(3,141)	(334,202)
Kenvue, Inc.	(35,720)	(649,390)
		(983,592)

Pharmaceuticals - (0.2)%
AstraZeneca PLC - ADR	(10,613)	(827,708)

Professional Services - (0.2)%
Dayforce, Inc.	(5,475)	(271,560)
Exponent, Inc.	(4,167)	(396,365)
Paylocity Holding Corp.	(1,535)	(202,390)
TransUnion	(5,300)	(393,048)
		(1,263,363)

Real Estate Management & Development - (0.1)%
Howard Hughes Holdings, Inc.	(4,463)	(289,292)

Semiconductors & Semiconductor Equipment - (0.5)%
Monolithic Power Systems, Inc.	(862)	(708,288)
Power Integrations, Inc.	(5,046)	(354,179)
Silicon Laboratories, Inc.	(2,518)	(278,566)
SiTime Corp.	(3,792)	(471,649)
Texas Instruments, Inc.	(4,947)	(962,340)
		(2,775,022)

Software - (0.1)%
Confluent, Inc. - Class A	(12,964)	(382,827)

Specialty Retail - (0.0)%(b)
Five Below, Inc.	(2,217)	(241,586)
TOTAL COMMON STOCKS (Proceeds $51,174,465)		(50,118,771)

EXCHANGE TRADED FUNDS - (3.0)%
Invesco Nasdaq 100 ETF	(16,896)	(3,330,370)
iShares Expanded Tech-Software Sector ETF	(11,630)	(1,010,647)
iShares Semiconductor ETF	(6,363)	(1,569,307)
iShares U.S. Medical Devices ETF	(26,075)	(1,461,243)
iShares U.S. Transportation ETF	(21,784)	(1,425,327)
Materials Select Sector SPDR Fund	(11,976)	(1,057,601)
Real Estate Select Sector SPDR Fund	(52,078)	(2,000,316)
SPDR S&P 500 ETF Trust	(4,193)	(2,281,914)
Utilities Select Sector SPDR Fund	(34,248)	(2,333,659)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $14,656,271)		(16,470,384)

REAL ESTATE INVESTMENT TRUSTS - (0.0)%(b)
Rexford Industrial Realty, Inc.	(7,221)	(321,984)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $371,756)		(321,984)

TOTAL SECURITIES SOLD SHORT - (12.1)% (Proceeds $66,202,492)		$(66,911,139)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2024:

Leuthold Core Investment Fund

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$386,121,378	$–	$0	(a)(b)	$386,121,378
Exchange Traded Funds	54,769,635	3,123,722	–		57,893,357
U.S. Treasury Securities	–	9,929,441	–		9,929,441
Foreign Government Debt Obligations	–	8,961,645	–		8,961,645
Corporate Bonds	–	4,864,817	–		4,864,817
Money Market Funds	67,814,556	–	–		67,814,556
U.S. Treasury Bills	–	10,984,019	–		10,984,019
Total Investments	$508,705,569	$37,863,644	$0	(a)(b)	$546,569,213

Liabilities:
Investments:
Common Stocks	$(50,118,771)	$–	$–		$(50,118,771)
Exchange Traded Funds	(16,470,384)	–	–		(16,470,384)
Real Estate Investment Trusts	(321,984)	–	–		(321,984)
Total Investments	$(66,911,139)	$–	$–		$(66,911,139)

Refer to the Schedule of Investments for additional information.

(a)	Amount is less than $0.50.
(b)	Management has determined transfers into/out of level 3 and the value of level 3 investments at period end to be immaterial to the Fund.